Stock-based Activity (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options	$ 3,331,388		$ 3,331,388		$ 384,326,400
Unrecognized stock-based compensation expense, recognition period					2 years 3 months 7 days
Weighted average remaining Contractual term, stock options outstanding			9 years		9 years 1 month 17 days	7 years 10 months 24 days
Options Granted			223,716	353,493	407,547	12,280
Weighted average exercise price			$ 5.40		$ 16.50	$ 62.68
Volatility minimum	81.98%	86.62%	81.98%	86.62%
Volatility maximum	83.75%		83.75%
Dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term	6 years	6 years	6 years	6 years
Risk-free interest rate, minimum	1.23%	0.87%	1.23%	0.87%
Risk-free interest rate, maximum	1.43%		1.43%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining Contractual term, stock options outstanding			1 year 9 months 18 days
Options Granted			294,709
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options	$ 2,975,469		$ 2,975,469